Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2020
Organization and Principal Activities (Tables) [Line Items]
Schedule of company's major subsidiaries and VIEs
Entity	Date of incorporation	Place of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Major subsidiaries:
Meten International Education Group	July 10, 2018	Cayman Islands	100%	Investment holding
Meten Education Investment Limited (“Meten BVI”)	July 18, 2018	British Virgin Islands (“BVI”)	100%	Investment holding
Likeshuo Education Investment Limited (“Likeshuo BVI”)	July 18, 2018	British Virgin Islands (“BVI”)	100%	Investment holding
Meten Education (Hong Kong) Limited (“Meten HK”)	August 22, 2018	Hong Kong	100%	Investment holding
Likeshuo Education (Hong Kong) Limited (“Likeshuo HK”)	August 22, 2018	Hong Kong	100%	Investment holding
Zhuhai Meizhilian Education Technology Co., Ltd.(“Zhuhai Meizhilian”)	September 20, 2018	PRC	100%	Technology development and education consulting service
Zhuhai Likeshuo Education Technology Co., Ltd. (“Zhuhai Likeshuo”)	September 20, 2018	PRC	100%	Technology development and education consulting service
VIEs:
Shenzhen Meten International Education Co., Limited (“Shenzhen Meten”)	April 3, 2006	PRC	100%	Offline English training
Shenzhen Likeshuo Education Co., Ltd. (‘‘Shenzhen Likeshuo’’)	October 26, 2018	PRC	100%	Online English training
VIEs’ major subsidiaries and schools:
Shenzhen Qianhai Meten Technology Co., Ltd	October 30, 2013	PRC	80%	Online English training
Meten Education (Shenzhen) Co., Ltd	November 24, 2015	PRC	100%	Offline English training
Nanjing Meten Foreign Language Training Co., Ltd	December 6, 2013	PRC	100%	Offline English training
Chengdu Meten Education Technology Co., Ltd	April 20, 2016	PRC	100%	Offline English training
Guangzhou Meten Education Technology Co., Ltd	March 29, 2016	PRC	100%	Offline English training
Beijing Jingchengying Education and Culture Development Co., Ltd.	September 16, 2002	PRC	80%	Offline English training
Beijing Jingcheng Education Network Technology Co., Ltd.	July 15, 2005	PRC	80%	Offline English training
Beijing Fengtai District ABC Foreign Language Training School	May 27, 2005	PRC	80%	Offline English training
Beijing Xicheng District ABC Foreign Language Training School	February 16, 2007	PRC	80%	Offline English training
Harbin ABC Foreign Language School	February 28, 2000	PRC	80%	Offline English training
Harbin ABC Culture Training School	November 18,2016	PRC	80%	Offline English training
Harbin Xiangfang District ABC Foreign Language School	July 31, 2006	PRC	80%	Offline English training

Schedule of loss per share before and after the retrospective adjustments
	2018
	Before adjustment	After adjustment
	RMB	RMB
Net (loss) income per share attributable to Meten International’ shareholders – per share
-Basic	0.16	1.04
-Diluted	0.15	1.01
	2019
	Before adjustment	After adjustment
	RMB	RMB
Net (loss) income per share attributable to Meten International’ shareholders – per share
-Basic	(0.69)	(4.53)
-Diluted	(0.69)	(4.53)

Schedule of consolidated statements of comprehensive income/(loss)
	Years ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Net revenues	1,424,234	1,447,899	897,035
Net income/(loss)	53,755	(121,363)	(283,829)

Schedule of consolidated statements of cash flows
	Years ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Net cash generated from/(used in) operating activities	78,680	(16,195)	(164,268)
Net cash used in investing activities	(74,793)	(99,087)	(54)
Net cash generated from/(used in) financing activities	(142,633)	72,778	91,241

Variable Interest Entity [Member]
Organization and Principal Activities (Tables) [Line Items]
Schedule of assets and liabilities of the VIEs
	As of December 31,
	2019	2020
	RMB’000	RMB’000
ASSETS
Current assets
Cash and cash equivalents	138,827	66,987
Contract assets	7,824	6,194
Accounts receivable	28,903	26,731
Other contract costs	54,088	33,153
Prepayments and other current assets	56,654	49,153
Amounts due from related parties	21,468	7,934
Prepaid income tax	12,265	13,046

Total current assets	320,029	203,198

Non-current assets
Restricted cash	11,599	10,358
Other contract costs	10,114	19,995
Equity method investments	26,084	24,552
Property and equipment, net	219,502	146,215
Operating lease right-of-use assets	484,225	322,559
Intangible assets, net	24,968	18,277
Deferred tax assets	4,200	6,997
Goodwill	302,158	274,567
Long-term prepayments and other non-current assets	62,337	40,648

Total non-current assets	1,145,187	864,168

Total assets	1,465,216	1,067,366

Current liabilities
Accounts payable	14,648	9,762
Bank loans	92,000	133,900
Deferred revenue	408,287	341,934
Salary and welfare payable	71,334	65,927
Financial liabilities from contracts with customers	490,095	384,561
Accrued expenses and other payables	46,845	43,009
Current operating lease liabilities	142,155	131,151
Income taxes payable	495	267
Amounts due to related parties	851	159,739

Total current liabilities	1,266,710	1,270,250

Non-current liabilities
Deferred revenue	60,528	46,927
Deferred tax liabilities	14,085	7,661
Operating lease liabilities	333,613	200,409
Non-current tax payable	26,085	33,718

Total non-current liabilities	434,311	288,715

Total liabilities	1,701,021	1,558,965